Segmented Information - Schedule of Reconciliation for Adjusted EBIT to Consolidated Income Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Net income	$ 1,632	$ 2,332
Add (deduct):
Interest expense, net	82	93
Other expense, net	240	63
Income taxes	591	619
Adjusted EBIT	$ 2,545	$ 3,107